Income Taxes - Schedule of Deferred Tax Assets Resulting from Differences Between Financial Accounting Basis and Tax Basis of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Provision for doubtful accounts	$ 2,366,850	$ 1,185,047
Provision for inventory valuation	7,830
Total deferred tax assets	2,374,680	1,185,047
Less: valuation allowance	(1,962,519)	(766,476)
Net deferred tax assets	412,161	418,571
Deferred tax liabilities:
Intangible assets acquired from business combinations		114,650
Total deferred tax liabilities		$ 114,650